Loans - Credit Scores by Loan Class, Mortgage and Installment Segments, Current Period (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Credit Scores by Loan Class [Abstract]
Total loans	$ 3,465,352	$ 2,905,045
Accrued interest excluded from total	10,009	6,836
Mortgage
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	281,325	410,933
Financing receivable, year two, originated, fiscal year before current fiscal year	484,225	243,414
Financing receivable, year three, originated, two years before current fiscal year	194,910	101,997
Financing receivable, year four, originated, three years before current fiscal year	74,596	49,073
Financing receivable, year five, originated, four years before current fiscal year	34,613	72,058
Financing receivable, originated, more than five years before current fiscal year	191,703	165,669
Revolving Loans Amortized Cost Basis	107,037	96,515
Total loans	1,368,409	1,139,659
Accrued interest, current fiscal year	910	945
Accrued interest, fiscal year before current fiscal year	1,072	574
Accrued interest, two years before current fiscal year	473	302
Accrued interest, three years before current fiscal year	209	166
Financing receivable, accrued interest, four years before current fiscal year	130	196
Accrued interest, more than five years before current fiscal year	624	506
Accrued interest, revolving	698	309
Accrued interest excluded from total	4,116	2,998
Mortgage | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	37,225	53,143
Financing receivable, year two, originated, fiscal year before current fiscal year	75,154	25,936
Financing receivable, year three, originated, two years before current fiscal year	28,038	15,530
Financing receivable, year four, originated, three years before current fiscal year	16,845	6,907
Financing receivable, year five, originated, four years before current fiscal year	6,282	13,975
Financing receivable, originated, more than five years before current fiscal year	26,396	17,854
Revolving Loans Amortized Cost Basis	12,002	14,130
Total loans	201,942	147,475
Mortgage | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	156,427	215,481
Financing receivable, year two, originated, fiscal year before current fiscal year	256,276	138,434
Financing receivable, year three, originated, two years before current fiscal year	101,298	51,241
Financing receivable, year four, originated, three years before current fiscal year	29,060	18,292
Financing receivable, year five, originated, four years before current fiscal year	9,827	27,234
Financing receivable, originated, more than five years before current fiscal year	65,818	49,590
Revolving Loans Amortized Cost Basis	53,097	45,935
Total loans	671,803	546,207
Mortgage | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	62,106	104,365
Financing receivable, year two, originated, fiscal year before current fiscal year	119,609	54,267
Financing receivable, year three, originated, two years before current fiscal year	42,879	22,113
Financing receivable, year four, originated, three years before current fiscal year	18,698	11,196
Financing receivable, year five, originated, four years before current fiscal year	7,695	15,163
Financing receivable, originated, more than five years before current fiscal year	47,163	44,174
Revolving Loans Amortized Cost Basis	27,956	24,709
Total loans	326,106	275,987
Mortgage | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	20,663	33,650
Financing receivable, year two, originated, fiscal year before current fiscal year	28,648	17,950
Financing receivable, year three, originated, two years before current fiscal year	13,836	9,381
Financing receivable, year four, originated, three years before current fiscal year	6,251	7,999
Financing receivable, year five, originated, four years before current fiscal year	6,809	9,603
Financing receivable, originated, more than five years before current fiscal year	26,172	26,828
Revolving Loans Amortized Cost Basis	10,548	9,053
Total loans	112,927	114,464
Mortgage | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	4,225	4,294
Financing receivable, year two, originated, fiscal year before current fiscal year	2,739	3,954
Financing receivable, year three, originated, two years before current fiscal year	6,628	1,737
Financing receivable, year four, originated, three years before current fiscal year	1,186	2,950
Financing receivable, year five, originated, four years before current fiscal year	1,549	2,763
Financing receivable, originated, more than five years before current fiscal year	12,538	14,674
Revolving Loans Amortized Cost Basis	2,342	1,840
Total loans	31,207	32,212
Mortgage | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	679	0
Financing receivable, year two, originated, fiscal year before current fiscal year	1,516	789
Financing receivable, year three, originated, two years before current fiscal year	56	1,137
Financing receivable, year four, originated, three years before current fiscal year	1,593	950
Financing receivable, year five, originated, four years before current fiscal year	1,593	1,804
Financing receivable, originated, more than five years before current fiscal year	6,348	7,479
Revolving Loans Amortized Cost Basis	695	375
Total loans	12,480	12,534
Mortgage | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	76	1,468
Financing receivable, year three, originated, two years before current fiscal year	1,411	520
Financing receivable, year four, originated, three years before current fiscal year	359	382
Financing receivable, year five, originated, four years before current fiscal year	570	599
Financing receivable, originated, more than five years before current fiscal year	5,791	4,198
Revolving Loans Amortized Cost Basis	297	223
Total loans	8,504	7,390
Mortgage | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	207	616
Financing receivable, year three, originated, two years before current fiscal year	764	338
Financing receivable, year four, originated, three years before current fiscal year	604	397
Financing receivable, year five, originated, four years before current fiscal year	288	917
Financing receivable, originated, more than five years before current fiscal year	1,477	872
Revolving Loans Amortized Cost Basis	100	250
Total loans	3,440	3,390
Mortgage | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - jumbo
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	168,357	255,101
Financing receivable, year two, originated, fiscal year before current fiscal year	359,013	159,738
Financing receivable, year three, originated, two years before current fiscal year	129,415	58,281
Financing receivable, year four, originated, three years before current fiscal year	40,986	20,402
Financing receivable, year five, originated, four years before current fiscal year	12,310	33,038
Financing receivable, originated, more than five years before current fiscal year	38,797	12,092
Revolving Loans Amortized Cost Basis	3,685	2,371
Total loans	752,563	541,023
Accrued interest, current fiscal year	506	557
Accrued interest, fiscal year before current fiscal year	773	370
Accrued interest, two years before current fiscal year	315	163
Accrued interest, three years before current fiscal year	108	77
Financing receivable, accrued interest, four years before current fiscal year	44	87
Accrued interest, more than five years before current fiscal year	127	33
Accrued interest, revolving	19	3
Accrued interest excluded from total	1,892	1,290
Mortgage | 1-4 family owner occupied - jumbo | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	23,764	31,137
Financing receivable, year two, originated, fiscal year before current fiscal year	54,637	17,652
Financing receivable, year three, originated, two years before current fiscal year	16,848	8,491
Financing receivable, year four, originated, three years before current fiscal year	9,211	2,565
Financing receivable, year five, originated, four years before current fiscal year	2,988	7,516
Financing receivable, originated, more than five years before current fiscal year	6,946	527
Revolving Loans Amortized Cost Basis	639	0
Total loans	115,033	67,888
Mortgage | 1-4 family owner occupied - jumbo | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	97,269	135,292
Financing receivable, year two, originated, fiscal year before current fiscal year	189,653	92,590
Financing receivable, year three, originated, two years before current fiscal year	71,555	30,072
Financing receivable, year four, originated, three years before current fiscal year	16,091	7,118
Financing receivable, year five, originated, four years before current fiscal year	1,828	9,469
Financing receivable, originated, more than five years before current fiscal year	16,140	5,043
Revolving Loans Amortized Cost Basis	683	2,371
Total loans	393,219	281,955
Mortgage | 1-4 family owner occupied - jumbo | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	34,158	67,255
Financing receivable, year two, originated, fiscal year before current fiscal year	91,189	34,665
Financing receivable, year three, originated, two years before current fiscal year	28,701	13,765
Financing receivable, year four, originated, three years before current fiscal year	12,666	4,421
Financing receivable, year five, originated, four years before current fiscal year	2,775	7,748
Financing receivable, originated, more than five years before current fiscal year	8,852	4,856
Revolving Loans Amortized Cost Basis	1,536	0
Total loans	179,877	132,710
Mortgage | 1-4 family owner occupied - jumbo | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	10,905	19,367
Financing receivable, year two, originated, fiscal year before current fiscal year	20,743	10,313
Financing receivable, year three, originated, two years before current fiscal year	7,216	5,447
Financing receivable, year four, originated, three years before current fiscal year	2,554	5,285
Financing receivable, year five, originated, four years before current fiscal year	4,250	6,080
Financing receivable, originated, more than five years before current fiscal year	4,020	690
Revolving Loans Amortized Cost Basis	827	0
Total loans	50,515	47,182
Mortgage | 1-4 family owner occupied - jumbo | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,712	2,050
Financing receivable, year two, originated, fiscal year before current fiscal year	1,275	2,638
Financing receivable, year three, originated, two years before current fiscal year	4,534	506
Financing receivable, year four, originated, three years before current fiscal year	464	1,013
Financing receivable, year five, originated, four years before current fiscal year	0	837
Financing receivable, originated, more than five years before current fiscal year	2,150	976
Revolving Loans Amortized Cost Basis	0	0
Total loans	10,135	8,020
Mortgage | 1-4 family owner occupied - jumbo | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	549	0
Financing receivable, year two, originated, fiscal year before current fiscal year	1,516	469
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	469	781
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	2,534	1,250
Mortgage | 1-4 family owner occupied - jumbo | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	1,411
Financing receivable, year three, originated, two years before current fiscal year	561	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	689	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	1,250	1,411
Mortgage | 1-4 family owner occupied - jumbo | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	607
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	607
Mortgage | 1-4 family owner occupied - jumbo | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - non-jumbo
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	69,878	67,441
Financing receivable, year two, originated, fiscal year before current fiscal year	56,896	42,689
Financing receivable, year three, originated, two years before current fiscal year	33,325	24,306
Financing receivable, year four, originated, three years before current fiscal year	19,157	17,251
Financing receivable, year five, originated, four years before current fiscal year	14,658	24,039
Financing receivable, originated, more than five years before current fiscal year	75,264	69,614
Revolving Loans Amortized Cost Basis	16,454	21,070
Total loans	285,632	266,410
Accrued interest, current fiscal year	283	208
Accrued interest, fiscal year before current fiscal year	123	97
Accrued interest, two years before current fiscal year	78	84
Accrued interest, three years before current fiscal year	58	58
Financing receivable, accrued interest, four years before current fiscal year	58	68
Accrued interest, more than five years before current fiscal year	242	226
Accrued interest, revolving	111	57
Accrued interest excluded from total	953	798
Mortgage | 1-4 family owner occupied - non-jumbo | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	8,894	6,185
Financing receivable, year two, originated, fiscal year before current fiscal year	10,498	5,534
Financing receivable, year three, originated, two years before current fiscal year	5,558	3,756
Financing receivable, year four, originated, three years before current fiscal year	3,220	2,514
Financing receivable, year five, originated, four years before current fiscal year	2,074	3,566
Financing receivable, originated, more than five years before current fiscal year	6,074	4,569
Revolving Loans Amortized Cost Basis	1,680	4,026
Total loans	37,998	30,150
Mortgage | 1-4 family owner occupied - non-jumbo | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	33,833	33,227
Financing receivable, year two, originated, fiscal year before current fiscal year	26,239	20,300
Financing receivable, year three, originated, two years before current fiscal year	13,956	9,688
Financing receivable, year four, originated, three years before current fiscal year	6,018	5,664
Financing receivable, year five, originated, four years before current fiscal year	4,501	8,887
Financing receivable, originated, more than five years before current fiscal year	18,009	12,498
Revolving Loans Amortized Cost Basis	9,936	8,341
Total loans	112,492	98,605
Mortgage | 1-4 family owner occupied - non-jumbo | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	17,629	19,317
Financing receivable, year two, originated, fiscal year before current fiscal year	13,526	10,572
Financing receivable, year three, originated, two years before current fiscal year	7,626	4,813
Financing receivable, year four, originated, three years before current fiscal year	3,938	4,035
Financing receivable, year five, originated, four years before current fiscal year	3,263	5,008
Financing receivable, originated, more than five years before current fiscal year	22,506	21,806
Revolving Loans Amortized Cost Basis	3,509	5,637
Total loans	71,997	71,188
Mortgage | 1-4 family owner occupied - non-jumbo | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	7,983	6,593
Financing receivable, year two, originated, fiscal year before current fiscal year	5,124	4,233
Financing receivable, year three, originated, two years before current fiscal year	2,679	3,217
Financing receivable, year four, originated, three years before current fiscal year	3,270	2,010
Financing receivable, year five, originated, four years before current fiscal year	1,992	3,135
Financing receivable, originated, more than five years before current fiscal year	10,893	12,423
Revolving Loans Amortized Cost Basis	983	2,812
Total loans	32,924	34,423
Mortgage | 1-4 family owner occupied - non-jumbo | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,539	2,119
Financing receivable, year two, originated, fiscal year before current fiscal year	1,226	1,082
Financing receivable, year three, originated, two years before current fiscal year	1,836	1,051
Financing receivable, year four, originated, three years before current fiscal year	423	1,549
Financing receivable, year five, originated, four years before current fiscal year	1,035	1,660
Financing receivable, originated, more than five years before current fiscal year	7,044	8,663
Revolving Loans Amortized Cost Basis	99	89
Total loans	13,202	16,213
Mortgage | 1-4 family owner occupied - non-jumbo | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	295
Financing receivable, year three, originated, two years before current fiscal year	56	1,076
Financing receivable, year four, originated, three years before current fiscal year	1,472	758
Financing receivable, year five, originated, four years before current fiscal year	938	1,023
Financing receivable, originated, more than five years before current fiscal year	5,481	5,802
Revolving Loans Amortized Cost Basis	132	147
Total loans	8,079	9,101
Mortgage | 1-4 family owner occupied - non-jumbo | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	76	57
Financing receivable, year three, originated, two years before current fiscal year	850	421
Financing receivable, year four, originated, three years before current fiscal year	341	327
Financing receivable, year five, originated, four years before current fiscal year	570	510
Financing receivable, originated, more than five years before current fiscal year	4,142	3,169
Revolving Loans Amortized Cost Basis	115	18
Total loans	6,094	4,502
Mortgage | 1-4 family owner occupied - non-jumbo | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	207	616
Financing receivable, year three, originated, two years before current fiscal year	764	284
Financing receivable, year four, originated, three years before current fiscal year	475	394
Financing receivable, year five, originated, four years before current fiscal year	285	250
Financing receivable, originated, more than five years before current fiscal year	1,115	684
Revolving Loans Amortized Cost Basis	0	0
Total loans	2,846	2,228
Mortgage | 1-4 family owner occupied - non-jumbo | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family non-owner occupied
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	37,669	82,835
Financing receivable, year two, originated, fiscal year before current fiscal year	60,722	34,655
Financing receivable, year three, originated, two years before current fiscal year	26,725	16,503
Financing receivable, year four, originated, three years before current fiscal year	12,003	7,832
Financing receivable, year five, originated, four years before current fiscal year	5,336	10,971
Financing receivable, originated, more than five years before current fiscal year	31,752	31,158
Revolving Loans Amortized Cost Basis	8,893	10,898
Total loans	183,100	194,852
Accrued interest, current fiscal year	106	171
Accrued interest, fiscal year before current fiscal year	161	95
Accrued interest, two years before current fiscal year	69	46
Accrued interest, three years before current fiscal year	36	23
Financing receivable, accrued interest, four years before current fiscal year	21	33
Accrued interest, more than five years before current fiscal year	108	107
Accrued interest, revolving	57	38
Accrued interest excluded from total	558	513
Mortgage | 1-4 family non-owner occupied | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	4,329	15,406
Financing receivable, year two, originated, fiscal year before current fiscal year	9,308	1,786
Financing receivable, year three, originated, two years before current fiscal year	5,178	2,857
Financing receivable, year four, originated, three years before current fiscal year	4,147	1,459
Financing receivable, year five, originated, four years before current fiscal year	752	2,627
Financing receivable, originated, more than five years before current fiscal year	5,842	5,058
Revolving Loans Amortized Cost Basis	1,683	1,639
Total loans	31,239	30,832
Mortgage | 1-4 family non-owner occupied | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	22,171	44,201
Financing receivable, year two, originated, fiscal year before current fiscal year	36,363	21,885
Financing receivable, year three, originated, two years before current fiscal year	12,242	10,517
Financing receivable, year four, originated, three years before current fiscal year	6,103	3,667
Financing receivable, year five, originated, four years before current fiscal year	2,549	6,956
Financing receivable, originated, more than five years before current fiscal year	12,257	10,004
Revolving Loans Amortized Cost Basis	4,132	5,117
Total loans	95,817	102,347
Mortgage | 1-4 family non-owner occupied | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	8,739	16,486
Financing receivable, year two, originated, fiscal year before current fiscal year	12,423	7,807
Financing receivable, year three, originated, two years before current fiscal year	5,507	2,764
Financing receivable, year four, originated, three years before current fiscal year	1,335	1,878
Financing receivable, year five, originated, four years before current fiscal year	1,198	966
Financing receivable, originated, more than five years before current fiscal year	6,825	6,095
Revolving Loans Amortized Cost Basis	1,930	2,756
Total loans	37,957	38,752
Mortgage | 1-4 family non-owner occupied | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,476	6,617
Financing receivable, year two, originated, fiscal year before current fiscal year	2,489	3,095
Financing receivable, year three, originated, two years before current fiscal year	3,798	257
Financing receivable, year four, originated, three years before current fiscal year	190	299
Financing receivable, year five, originated, four years before current fiscal year	292	248
Financing receivable, originated, more than five years before current fiscal year	4,350	6,019
Revolving Loans Amortized Cost Basis	550	955
Total loans	13,145	17,490
Mortgage | 1-4 family non-owner occupied | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	954	125
Financing receivable, year two, originated, fiscal year before current fiscal year	139	57
Financing receivable, year three, originated, two years before current fiscal year	0	108
Financing receivable, year four, originated, three years before current fiscal year	107	282
Financing receivable, year five, originated, four years before current fiscal year	491	174
Financing receivable, originated, more than five years before current fiscal year	1,475	2,051
Revolving Loans Amortized Cost Basis	203	381
Total loans	3,369	3,178
Mortgage | 1-4 family non-owner occupied | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	25
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	121	192
Financing receivable, year five, originated, four years before current fiscal year	54	0
Financing receivable, originated, more than five years before current fiscal year	404	1,121
Revolving Loans Amortized Cost Basis	335	0
Total loans	914	1,338
Mortgage | 1-4 family non-owner occupied | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	55
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	402	638
Revolving Loans Amortized Cost Basis	60	50
Total loans	462	743
Mortgage | 1-4 family non-owner occupied | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	197	172
Revolving Loans Amortized Cost Basis	0	0
Total loans	197	172
Mortgage | 1-4 family non-owner occupied | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family - 2nd lien
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	4,184	4,005
Financing receivable, year two, originated, fiscal year before current fiscal year	5,242	4,912
Financing receivable, year three, originated, two years before current fiscal year	4,067	2,657
Financing receivable, year four, originated, three years before current fiscal year	2,267	2,502
Financing receivable, year five, originated, four years before current fiscal year	1,425	3,880
Financing receivable, originated, more than five years before current fiscal year	10,087	8,597
Revolving Loans Amortized Cost Basis	78,005	62,176
Total loans	105,277	88,729
Accrued interest, current fiscal year	11	7
Accrued interest, fiscal year before current fiscal year	11	9
Accrued interest, two years before current fiscal year	8	9
Accrued interest, three years before current fiscal year	7	5
Financing receivable, accrued interest, four years before current fiscal year	4	8
Accrued interest, more than five years before current fiscal year	36	34
Accrued interest, revolving	511	211
Accrued interest excluded from total	588	283
Mortgage | 1-4 family - 2nd lien | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	238	415
Financing receivable, year two, originated, fiscal year before current fiscal year	282	964
Financing receivable, year three, originated, two years before current fiscal year	454	426
Financing receivable, year four, originated, three years before current fiscal year	267	95
Financing receivable, year five, originated, four years before current fiscal year	200	266
Financing receivable, originated, more than five years before current fiscal year	503	353
Revolving Loans Amortized Cost Basis	8,000	8,465
Total loans	9,944	10,984
Mortgage | 1-4 family - 2nd lien | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,109	2,161
Financing receivable, year two, originated, fiscal year before current fiscal year	2,749	2,413
Financing receivable, year three, originated, two years before current fiscal year	2,334	714
Financing receivable, year four, originated, three years before current fiscal year	665	1,332
Financing receivable, year five, originated, four years before current fiscal year	333	1,859
Financing receivable, originated, more than five years before current fiscal year	3,597	2,415
Revolving Loans Amortized Cost Basis	38,346	30,106
Total loans	50,133	41,000
Mortgage | 1-4 family - 2nd lien | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,495	1,307
Financing receivable, year two, originated, fiscal year before current fiscal year	1,820	1,049
Financing receivable, year three, originated, two years before current fiscal year	931	771
Financing receivable, year four, originated, three years before current fiscal year	759	561
Financing receivable, year five, originated, four years before current fiscal year	459	1,374
Financing receivable, originated, more than five years before current fiscal year	2,649	2,365
Revolving Loans Amortized Cost Basis	20,981	16,316
Total loans	29,094	23,743
Mortgage | 1-4 family - 2nd lien | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	192	122
Financing receivable, year two, originated, fiscal year before current fiscal year	292	309
Financing receivable, year three, originated, two years before current fiscal year	90	460
Financing receivable, year four, originated, three years before current fiscal year	237	405
Financing receivable, year five, originated, four years before current fiscal year	275	140
Financing receivable, originated, more than five years before current fiscal year	1,496	1,639
Revolving Loans Amortized Cost Basis	8,188	5,286
Total loans	10,770	8,361
Mortgage | 1-4 family - 2nd lien | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	20	0
Financing receivable, year two, originated, fiscal year before current fiscal year	99	177
Financing receivable, year three, originated, two years before current fiscal year	258	72
Financing receivable, year four, originated, three years before current fiscal year	192	106
Financing receivable, year five, originated, four years before current fiscal year	23	92
Financing receivable, originated, more than five years before current fiscal year	974	1,143
Revolving Loans Amortized Cost Basis	2,040	1,370
Total loans	3,606	2,960
Mortgage | 1-4 family - 2nd lien | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	130	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	61
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	132	0
Financing receivable, originated, more than five years before current fiscal year	395	476
Revolving Loans Amortized Cost Basis	228	228
Total loans	885	765
Mortgage | 1-4 family - 2nd lien | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	99
Financing receivable, year four, originated, three years before current fiscal year	18	0
Financing receivable, year five, originated, four years before current fiscal year	0	89
Financing receivable, originated, more than five years before current fiscal year	418	190
Revolving Loans Amortized Cost Basis	122	155
Total loans	558	533
Mortgage | 1-4 family - 2nd lien | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	54
Financing receivable, year four, originated, three years before current fiscal year	129	3
Financing receivable, year five, originated, four years before current fiscal year	3	60
Financing receivable, originated, more than five years before current fiscal year	55	16
Revolving Loans Amortized Cost Basis	100	250
Total loans	287	383
Mortgage | 1-4 family - 2nd lien | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | Resort lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,237	1,551
Financing receivable, year two, originated, fiscal year before current fiscal year	2,352	1,420
Financing receivable, year three, originated, two years before current fiscal year	1,378	250
Financing receivable, year four, originated, three years before current fiscal year	183	1,086
Financing receivable, year five, originated, four years before current fiscal year	884	130
Financing receivable, originated, more than five years before current fiscal year	35,803	44,208
Revolving Loans Amortized Cost Basis	0	0
Total loans	41,837	48,645
Accrued interest, current fiscal year	4	2
Accrued interest, fiscal year before current fiscal year	4	3
Accrued interest, two years before current fiscal year	3	0
Accrued interest, three years before current fiscal year	0	3
Financing receivable, accrued interest, four years before current fiscal year	3	0
Accrued interest, more than five years before current fiscal year	111	106
Accrued interest, revolving	0	0
Accrued interest excluded from total	125	114
Mortgage | Resort lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	429	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	274
Financing receivable, year five, originated, four years before current fiscal year	268	0
Financing receivable, originated, more than five years before current fiscal year	7,031	7,347
Revolving Loans Amortized Cost Basis	0	0
Total loans	7,728	7,621
Mortgage | Resort lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,045	600
Financing receivable, year two, originated, fiscal year before current fiscal year	1,272	1,246
Financing receivable, year three, originated, two years before current fiscal year	1,211	250
Financing receivable, year four, originated, three years before current fiscal year	183	511
Financing receivable, year five, originated, four years before current fiscal year	616	63
Financing receivable, originated, more than five years before current fiscal year	15,815	19,630
Revolving Loans Amortized Cost Basis	0	0
Total loans	20,142	22,300
Mortgage | Resort lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	85	0
Financing receivable, year two, originated, fiscal year before current fiscal year	651	174
Financing receivable, year three, originated, two years before current fiscal year	114	0
Financing receivable, year four, originated, three years before current fiscal year	0	301
Financing receivable, year five, originated, four years before current fiscal year	0	67
Financing receivable, originated, more than five years before current fiscal year	6,331	9,052
Revolving Loans Amortized Cost Basis	0	0
Total loans	7,181	9,594
Mortgage | Resort lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	107	951
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	53	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	5,413	6,057
Revolving Loans Amortized Cost Basis	0	0
Total loans	5,573	7,008
Mortgage | Resort lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	895	1,841
Revolving Loans Amortized Cost Basis	0	0
Total loans	895	1,841
Mortgage | Resort lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	68	80
Revolving Loans Amortized Cost Basis	0	0
Total loans	68	80
Mortgage | Resort lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	140	201
Revolving Loans Amortized Cost Basis	0	0
Total loans	140	201
Mortgage | Resort lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	110	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	110	0
Mortgage | Resort lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Installment
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	214,481	244,401
Financing receivable, year two, originated, fiscal year before current fiscal year	182,911	101,169
Financing receivable, year three, originated, two years before current fiscal year	75,947	82,136
Financing receivable, year four, originated, three years before current fiscal year	59,530	57,880
Financing receivable, year five, originated, four years before current fiscal year	42,029	32,122
Financing receivable, originated, more than five years before current fiscal year	55,192	44,097
Total loans	630,090	561,805
Accrued interest, current fiscal year	474	507
Accrued interest, fiscal year before current fiscal year	423	235
Accrued interest, two years before current fiscal year	181	220
Accrued interest, three years before current fiscal year	155	144
Financing receivable, accrued interest, four years before current fiscal year	100	81
Accrued interest, more than five years before current fiscal year	151	113
Accrued interest excluded from total	1,484	1,300
Installment | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	19,202	18,316
Financing receivable, year two, originated, fiscal year before current fiscal year	21,162	12,331
Financing receivable, year three, originated, two years before current fiscal year	10,364	13,345
Financing receivable, year four, originated, three years before current fiscal year	10,878	10,415
Financing receivable, year five, originated, four years before current fiscal year	7,394	5,781
Financing receivable, originated, more than five years before current fiscal year	11,005	8,722
Total loans	80,005	68,910
Installment | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	111,745	128,191
Financing receivable, year two, originated, fiscal year before current fiscal year	97,453	56,768
Financing receivable, year three, originated, two years before current fiscal year	41,875	44,299
Financing receivable, year four, originated, three years before current fiscal year	31,819	30,829
Financing receivable, year five, originated, four years before current fiscal year	23,482	17,261
Financing receivable, originated, more than five years before current fiscal year	25,934	20,496
Total loans	332,308	297,844
Installment | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	48,381	62,673
Financing receivable, year two, originated, fiscal year before current fiscal year	46,166	24,650
Financing receivable, year three, originated, two years before current fiscal year	18,365	17,733
Financing receivable, year four, originated, three years before current fiscal year	12,108	12,134
Financing receivable, year five, originated, four years before current fiscal year	7,635	5,672
Financing receivable, originated, more than five years before current fiscal year	11,724	9,490
Total loans	144,379	132,352
Installment | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	31,686	31,402
Financing receivable, year two, originated, fiscal year before current fiscal year	13,502	5,817
Financing receivable, year three, originated, two years before current fiscal year	4,147	5,392
Financing receivable, year four, originated, three years before current fiscal year	3,244	2,828
Financing receivable, year five, originated, four years before current fiscal year	2,164	2,376
Financing receivable, originated, more than five years before current fiscal year	4,403	3,615
Total loans	59,146	51,430
Installment | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,165	2,124
Financing receivable, year two, originated, fiscal year before current fiscal year	3,285	1,195
Financing receivable, year three, originated, two years before current fiscal year	650	772
Financing receivable, year four, originated, three years before current fiscal year	954	850
Financing receivable, year five, originated, four years before current fiscal year	579	621
Financing receivable, originated, more than five years before current fiscal year	1,445	1,072
Total loans	9,078	6,634
Installment | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	251	667
Financing receivable, year two, originated, fiscal year before current fiscal year	639	223
Financing receivable, year three, originated, two years before current fiscal year	315	381
Financing receivable, year four, originated, three years before current fiscal year	309	598
Financing receivable, year five, originated, four years before current fiscal year	552	167
Financing receivable, originated, more than five years before current fiscal year	479	417
Total loans	2,545	2,453
Installment | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	344	47
Financing receivable, year two, originated, fiscal year before current fiscal year	567	123
Financing receivable, year three, originated, two years before current fiscal year	202	161
Financing receivable, year four, originated, three years before current fiscal year	168	202
Financing receivable, year five, originated, four years before current fiscal year	184	64
Financing receivable, originated, more than five years before current fiscal year	135	256
Total loans	1,600	853
Installment | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6	6
Financing receivable, year two, originated, fiscal year before current fiscal year	137	62
Financing receivable, year three, originated, two years before current fiscal year	29	53
Financing receivable, year four, originated, three years before current fiscal year	50	24
Financing receivable, year five, originated, four years before current fiscal year	39	180
Financing receivable, originated, more than five years before current fiscal year	67	29
Total loans	328	354
Installment | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	701	975
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	701	975
Installment | Boat lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	72,682	78,582
Financing receivable, year two, originated, fiscal year before current fiscal year	65,428	42,706
Financing receivable, year three, originated, two years before current fiscal year	33,576	37,931
Financing receivable, year four, originated, three years before current fiscal year	29,128	28,812
Financing receivable, year five, originated, four years before current fiscal year	22,350	17,508
Financing receivable, originated, more than five years before current fiscal year	29,801	22,601
Total loans	252,965	228,140
Accrued interest, current fiscal year	171	169
Accrued interest, fiscal year before current fiscal year	148	102
Accrued interest, two years before current fiscal year	84	106
Accrued interest, three years before current fiscal year	78	69
Financing receivable, accrued interest, four years before current fiscal year	52	44
Accrued interest, more than five years before current fiscal year	68	47
Accrued interest excluded from total	601	537
Installment | Boat lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	7,901	7,513
Financing receivable, year two, originated, fiscal year before current fiscal year	8,763	5,786
Financing receivable, year three, originated, two years before current fiscal year	4,391	6,015
Financing receivable, year four, originated, three years before current fiscal year	5,102	4,906
Financing receivable, year five, originated, four years before current fiscal year	3,612	2,968
Financing receivable, originated, more than five years before current fiscal year	5,955	4,433
Total loans	35,724	31,621
Installment | Boat lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	44,498	47,434
Financing receivable, year two, originated, fiscal year before current fiscal year	37,531	24,968
Financing receivable, year three, originated, two years before current fiscal year	20,179	21,052
Financing receivable, year four, originated, three years before current fiscal year	16,506	15,681
Financing receivable, year five, originated, four years before current fiscal year	12,814	9,797
Financing receivable, originated, more than five years before current fiscal year	14,504	10,971
Total loans	146,032	129,903
Installment | Boat lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	15,390	19,180
Financing receivable, year two, originated, fiscal year before current fiscal year	13,704	9,724
Financing receivable, year three, originated, two years before current fiscal year	7,281	8,263
Financing receivable, year four, originated, three years before current fiscal year	5,848	6,467
Financing receivable, year five, originated, four years before current fiscal year	4,357	3,109
Financing receivable, originated, more than five years before current fiscal year	6,132	4,953
Total loans	52,712	51,696
Installment | Boat lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,933	3,845
Financing receivable, year two, originated, fiscal year before current fiscal year	4,135	1,679
Financing receivable, year three, originated, two years before current fiscal year	1,498	2,301
Financing receivable, year four, originated, three years before current fiscal year	1,290	1,223
Financing receivable, year five, originated, four years before current fiscal year	1,032	1,166
Financing receivable, originated, more than five years before current fiscal year	2,213	1,378
Total loans	14,101	11,592
Installment | Boat lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	661	373
Financing receivable, year two, originated, fiscal year before current fiscal year	1,043	419
Financing receivable, year three, originated, two years before current fiscal year	149	209
Financing receivable, year four, originated, three years before current fiscal year	286	327
Financing receivable, year five, originated, four years before current fiscal year	200	185
Financing receivable, originated, more than five years before current fiscal year	670	604
Total loans	3,009	2,117
Installment | Boat lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	22	237
Financing receivable, year two, originated, fiscal year before current fiscal year	195	81
Financing receivable, year three, originated, two years before current fiscal year	16	91
Financing receivable, year four, originated, three years before current fiscal year	53	113
Financing receivable, year five, originated, four years before current fiscal year	203	115
Financing receivable, originated, more than five years before current fiscal year	274	191
Total loans	763	828
Installment | Boat lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	277	0
Financing receivable, year two, originated, fiscal year before current fiscal year	57	49
Financing receivable, year three, originated, two years before current fiscal year	62	0
Financing receivable, year four, originated, three years before current fiscal year	43	85
Financing receivable, year five, originated, four years before current fiscal year	106	0
Financing receivable, originated, more than five years before current fiscal year	30	67
Total loans	575	201
Installment | Boat lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	10
Financing receivable, year five, originated, four years before current fiscal year	26	168
Financing receivable, originated, more than five years before current fiscal year	23	4
Total loans	49	182
Installment | Boat lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	0	0
Installment | Recreational vehicle lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	89,938	116,701
Financing receivable, year two, originated, fiscal year before current fiscal year	94,529	40,280
Financing receivable, year three, originated, two years before current fiscal year	30,598	31,591
Financing receivable, year four, originated, three years before current fiscal year	23,305	22,029
Financing receivable, year five, originated, four years before current fiscal year	15,937	10,227
Financing receivable, originated, more than five years before current fiscal year	16,366	13,917
Total loans	270,673	234,745
Accrued interest, current fiscal year	219	265
Accrued interest, fiscal year before current fiscal year	227	93
Accrued interest, two years before current fiscal year	72	78
Accrued interest, three years before current fiscal year	58	56
Financing receivable, accrued interest, four years before current fiscal year	38	26
Accrued interest, more than five years before current fiscal year	34	28
Accrued interest excluded from total	648	546
Installment | Recreational vehicle lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	9,327	8,475
Financing receivable, year two, originated, fiscal year before current fiscal year	10,752	5,121
Financing receivable, year three, originated, two years before current fiscal year	4,524	5,837
Financing receivable, year four, originated, three years before current fiscal year	4,834	4,627
Financing receivable, year five, originated, four years before current fiscal year	3,416	2,456
Financing receivable, originated, more than five years before current fiscal year	4,319	3,594
Total loans	37,172	30,110
Installment | Recreational vehicle lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	51,555	66,834
Financing receivable, year two, originated, fiscal year before current fiscal year	49,949	22,707
Financing receivable, year three, originated, two years before current fiscal year	16,175	17,173
Financing receivable, year four, originated, three years before current fiscal year	11,920	11,973
Financing receivable, year five, originated, four years before current fiscal year	8,990	5,281
Financing receivable, originated, more than five years before current fiscal year	7,818	6,794
Total loans	146,407	130,762
Installment | Recreational vehicle lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	23,143	32,702
Financing receivable, year two, originated, fiscal year before current fiscal year	24,945	9,500
Financing receivable, year three, originated, two years before current fiscal year	7,680	6,169
Financing receivable, year four, originated, three years before current fiscal year	4,459	3,768
Financing receivable, year five, originated, four years before current fiscal year	2,279	1,657
Financing receivable, originated, more than five years before current fiscal year	2,939	2,343
Total loans	65,445	56,139
Installment | Recreational vehicle lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	5,013	7,390
Financing receivable, year two, originated, fiscal year before current fiscal year	6,516	2,423
Financing receivable, year three, originated, two years before current fiscal year	1,598	1,842
Financing receivable, year four, originated, three years before current fiscal year	1,361	948
Financing receivable, year five, originated, four years before current fiscal year	727	649
Financing receivable, originated, more than five years before current fiscal year	904	905
Total loans	16,119	14,157
Installment | Recreational vehicle lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	793	990
Financing receivable, year two, originated, fiscal year before current fiscal year	1,608	408
Financing receivable, year three, originated, two years before current fiscal year	374	291
Financing receivable, year four, originated, three years before current fiscal year	446	333
Financing receivable, year five, originated, four years before current fiscal year	232	152
Financing receivable, originated, more than five years before current fiscal year	268	111
Total loans	3,721	2,285
Installment | Recreational vehicle lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	107	271
Financing receivable, year two, originated, fiscal year before current fiscal year	381	100
Financing receivable, year three, originated, two years before current fiscal year	129	163
Financing receivable, year four, originated, three years before current fiscal year	202	318
Financing receivable, year five, originated, four years before current fiscal year	234	6
Financing receivable, originated, more than five years before current fiscal year	87	72
Total loans	1,140	930
Installment | Recreational vehicle lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	39
Financing receivable, year two, originated, fiscal year before current fiscal year	293	21
Financing receivable, year three, originated, two years before current fiscal year	111	105
Financing receivable, year four, originated, three years before current fiscal year	61	62
Financing receivable, year five, originated, four years before current fiscal year	59	26
Financing receivable, originated, more than five years before current fiscal year	15	91
Total loans	539	344
Installment | Recreational vehicle lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	85	0
Financing receivable, year three, originated, two years before current fiscal year	7	11
Financing receivable, year four, originated, three years before current fiscal year	22	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	16	7
Total loans	130	18
Installment | Recreational vehicle lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	0	0
Installment | Other
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	51,861	49,118
Financing receivable, year two, originated, fiscal year before current fiscal year	22,954	18,183
Financing receivable, year three, originated, two years before current fiscal year	11,773	12,614
Financing receivable, year four, originated, three years before current fiscal year	7,097	7,039
Financing receivable, year five, originated, four years before current fiscal year	3,742	4,387
Financing receivable, originated, more than five years before current fiscal year	9,025	7,579
Total loans	106,452	98,920
Accrued interest, current fiscal year	84	73
Accrued interest, fiscal year before current fiscal year	48	40
Accrued interest, two years before current fiscal year	25	36
Accrued interest, three years before current fiscal year	19	19
Financing receivable, accrued interest, four years before current fiscal year	10	11
Accrued interest, more than five years before current fiscal year	49	38
Accrued interest excluded from total	235	217
Installment | Other | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,974	2,328
Financing receivable, year two, originated, fiscal year before current fiscal year	1,647	1,424
Financing receivable, year three, originated, two years before current fiscal year	1,449	1,493
Financing receivable, year four, originated, three years before current fiscal year	942	882
Financing receivable, year five, originated, four years before current fiscal year	366	357
Financing receivable, originated, more than five years before current fiscal year	731	695
Total loans	7,109	7,179
Installment | Other | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	15,692	13,923
Financing receivable, year two, originated, fiscal year before current fiscal year	9,973	9,093
Financing receivable, year three, originated, two years before current fiscal year	5,521	6,074
Financing receivable, year four, originated, three years before current fiscal year	3,393	3,175
Financing receivable, year five, originated, four years before current fiscal year	1,678	2,183
Financing receivable, originated, more than five years before current fiscal year	3,612	2,731
Total loans	39,869	37,179
Installment | Other | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	9,848	10,791
Financing receivable, year two, originated, fiscal year before current fiscal year	7,517	5,426
Financing receivable, year three, originated, two years before current fiscal year	3,404	3,301
Financing receivable, year four, originated, three years before current fiscal year	1,801	1,899
Financing receivable, year five, originated, four years before current fiscal year	999	906
Financing receivable, originated, more than five years before current fiscal year	2,653	2,194
Total loans	26,222	24,517
Installment | Other | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	22,740	20,167
Financing receivable, year two, originated, fiscal year before current fiscal year	2,851	1,715
Financing receivable, year three, originated, two years before current fiscal year	1,051	1,249
Financing receivable, year four, originated, three years before current fiscal year	593	657
Financing receivable, year five, originated, four years before current fiscal year	405	561
Financing receivable, originated, more than five years before current fiscal year	1,286	1,332
Total loans	28,926	25,681
Installment | Other | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	711	761
Financing receivable, year two, originated, fiscal year before current fiscal year	634	368
Financing receivable, year three, originated, two years before current fiscal year	127	272
Financing receivable, year four, originated, three years before current fiscal year	222	190
Financing receivable, year five, originated, four years before current fiscal year	147	284
Financing receivable, originated, more than five years before current fiscal year	507	357
Total loans	2,348	2,232
Installment | Other | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	122	159
Financing receivable, year two, originated, fiscal year before current fiscal year	63	42
Financing receivable, year three, originated, two years before current fiscal year	170	127
Financing receivable, year four, originated, three years before current fiscal year	54	167
Financing receivable, year five, originated, four years before current fiscal year	115	46
Financing receivable, originated, more than five years before current fiscal year	118	154
Total loans	642	695
Installment | Other | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	67	8
Financing receivable, year two, originated, fiscal year before current fiscal year	217	53
Financing receivable, year three, originated, two years before current fiscal year	29	56
Financing receivable, year four, originated, three years before current fiscal year	64	55
Financing receivable, year five, originated, four years before current fiscal year	19	38
Financing receivable, originated, more than five years before current fiscal year	90	98
Total loans	486	308
Installment | Other | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6	6
Financing receivable, year two, originated, fiscal year before current fiscal year	52	62
Financing receivable, year three, originated, two years before current fiscal year	22	42
Financing receivable, year four, originated, three years before current fiscal year	28	14
Financing receivable, year five, originated, four years before current fiscal year	13	12
Financing receivable, originated, more than five years before current fiscal year	28	18
Total loans	149	154
Installment | Other | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	701	975
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	$ 701	$ 975